Financial instruments (Details 6) - Interest rate swap contract [member] - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Interest Receivable	$ 328	$ 588
Interest payable	450	869
Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Interest Receivable	210	288
Interest payable	283	419
One to two years [Member]
Disclosure of detailed information about financial instruments [line items]
Interest Receivable	106	192
Interest payable	149	283
Two to three years [member]
Disclosure of detailed information about financial instruments [line items]
Interest Receivable	12	97
Interest payable	18	149
Three to four years [member]
Disclosure of detailed information about financial instruments [line items]
Interest Receivable	0	11
Interest payable	0	18
Four to five years [member]
Disclosure of detailed information about financial instruments [line items]
Interest Receivable	0	0
Interest payable	$ 0	$ 0